UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2013

Check here if Amendment [  ]; Amendment Number:
                                                ---------
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marcato Capital Management LLC
                  --------------------------------------
Address:          One Montgomery Street, Suite 3250
                  --------------------------------------
                  San Francisco, CA 94104
                  --------------------------------------

Form 13F File Number:  028-14851
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard T. McGuire III
                  --------------------------------------
Title:            Managing Member
                  --------------------------------------
Phone:            415-796-6350
                  --------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard T. McGuire III       San Francisco, CA           May 15, 2013
---------------------------  -------------------------  -----------------------
      [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                            ----------------------------

Form 13F Information Table Entry Total:      8
                                            ----------------------------

Form 13F Information Table Value Total:      $725,321 (in thousands)
                                            ----------------------------



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                                            FORM 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                TITLE                    VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
 NAME OF ISSUER                OF CLASS      CUSIP     (x$1,000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Brookfield Residential Pptys    COM         11283W104     68,405   2,810,588  SH          Sole        N/A      2,810,588

                                COM
CommonWealth REIT               SH BEN INT  203233101     44,683   1,991,200  SH          Sole        N/A      1,991,200

CyrusOne Inc.                   COM         23283R100     59,210   2,592,394  SH          Sole        N/A      2,592,394

DineEquity Inc                  COM         254423106      7,405     107,643  SH          Sole        N/A        107,643

Harry Winston Diamond Corp      COM         41587B100     21,091   1,291,572  SH          Sole        N/A      1,291,572

GenCorp Inc                     COM         368682100     76,670   5,764,669  SH          Sole        N/A      5,764,669

Lear Corporation                COM NEW     521865204    310,182   5,653,026  SH          Sole        N/A      5,653,026

NCR Corp New                    COM         62886E108    137,675   4,995,465  SH          Sole        N/A      4,995,465



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